UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:

      AllianceBernstein Focused Growth & Income Fund, Inc.
      1345 Avenue of the Americas
      New York, NY  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.    Investment Company Act File Number:          811-09687

      Securities Act File Number:                  333-090261

4(a). Last day of fiscal year for which this Form is filed: November 30, 2007

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) |_|

4(c). Check box if this is the last time the issuer will be filing this Form.
      |_|

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                  $ 61,464,254
                                                                    ------------

      (ii)  Aggregate price of securities redeemed or repurchased
            during the fiscal year:                                 $ 89,763,494
                                                                    ------------

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            reduce registration fees payable to the Commission:     $234,237,760
                                                                    ------------

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                            $324,001,254
                                                                    ------------

      (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
            subtract Item 5(iv)from Item 5(i)]:                     $        -0-
                                                                    ------------

      (vi)  Redemption credits available for use in future years
            - if Item 5(i) is less than Item 5(iv) [subtract Item
            5(iv)from Item 5(i)]:                                   $262,537,000
                                                                    ------------

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                       x 0.00003930
                                                                    ------------

     (viii) Registration fee due [multiply Item 5(v)by Item
            5(vii)] (enter "0" if no fee is due):                   $        -0-
                                                                    ------------
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1998, then report the amount of
      securities (number of shares or other units) deducted here:   N/A
                                                                    ---

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                  N/A
                                                                    ---

7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                               $-0-
                                                                    ----

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii)plus line 7]:                       $-0-
                                                                    ----

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

      |_| Wire Transfer
      |_| Mail or other means

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Stephen J. Laffey
                                          ---------------------
                                          Stephen J. Laffey
                                          Assistant Secretary

Date: February 21, 2008

*Please print the name and title of the signing officer below the signature.

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